Property and Equipment - Additional Information (Detail) ft² in Thousands, $ in Thousands	1 Months Ended				3 Months Ended	12 Months Ended
	Oct. 31, 2015 USD ($) a	Sep. 30, 2014 USD ($) a	Aug. 31, 2014 USD ($) a	Apr. 30, 2014 USD ($)	Oct. 31, 2015 USD ($) a	Jan. 31, 2016 USD ($)	Jan. 31, 2015 USD ($)	Jan. 31, 2014 USD ($)	Dec. 31, 2013 ft²
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense						$ 302,000	$ 246,600	$ 185,900
Fixed assets acquired under capital lease agreements						747,100	734,700
Area of land | a		1.5	3.7
Proceeds from sale of property held for sale		$ 125,000	$ 72,500
Gain on sales of land and building improvements		$ 7,800	$ 7,800
Net rentable area (in square feet) | ft²									445
Proceeds from land and building improvements held for sale						127,066	223,240	0
Gain on sales of land and building improvements						21,792	15,625	$ 0
Financing obligation, building in progress-leased facility						196,711	125,289
Property and equipment, gross						2,635,665	1,745,693
Financing obligation, building in progress-leased facility, current						15,402	0
Contractual obligation amount							334,000
Undeveloped Real Estate
Property, Plant and Equipment [Line Items]
Area of land | a	8.8				8.8
Undeveloped Real Estate and Portion of Perpetual Parking Rights
Property, Plant and Equipment [Line Items]
Proceeds from land and building improvements held for sale	$ 127,100				$ 157,100
Proceeds from deposit from disposition of property plant and equipment				$ 30,000
Gain on sales of land and building improvements	$ 21,800
Computers, equipment and software
Property, Plant and Equipment [Line Items]
Accumulated depreciation and amortization						310,300	206,700
Property and equipment, gross						1,281,766	1,171,762
Building in progress, leased facility
Property, Plant and Equipment [Line Items]
Property and equipment, gross						174,600
Buildings
Property, Plant and Equipment [Line Items]
Property and equipment, gross						$ 614,081	$ 125,289